Long-term Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments

The following table summarizes the Company’s long-term investments (in thousands):

	June 30,	December 31,
	2022	2021
Non-marketable equity investments	$10,569	$7,500
Equity method investments	14,949	28,088
Total	$25,518	$35,588

The following table summarizes the composition of long-term investments (in thousands):

	December 31,	December 31,
	2021	2020
Non-marketable equity investments	$7,500	$4,787
Equity method investments	28,088	3,700
Total	$35,588	$8,487

Schedule of long term investment under equity method

The following table summarizes the Company’s investment in companies accounted for using the equity method of accounting (in thousands):

		June 30, 2022
							Dilution loss
					Reclassification		due to
		January 1,		Income (loss)	to equity	Reclassification	investee share	June 30,
		2021	Addition	on investment	method investee	to subsidiaries	issuance	2022
Energica	(b)	12,329	—	(1,031)	—	(11,298)	—	—
FNL Technologies	(c)	2,856	—	(454)	—	—	—	2,362
MDI Fund	(d)	3,765	127	(77)	—	—	—	3,815
PEA	(f)	9,138		(366)	—	—	—	8,772
Total		$28,088	$127	$(1,928)	$—	$(11,298)	$—	$14,949

The following table summarizes the Company’s investment in companies accounted for using the equity method of accounting (in thousands):

		December 31, 2021
				Income (loss)			Reclassification	Dilution loss
		January 1,		on	Reclassification	Impairment	to equity method	due to investee	December 31,
		2021	Addition	investment	to subsidiaries	losses	investee	share issuance	2021
Solectrac	(a)	$2,556	$—	$(153)	$(2,372)	$—	$—	$(31)	$—
Energica	(b)	—	13,555	(1,226)	—	—	—	—	12,329
FNL	(c)	—	3,505	(899)	—	—	250	—	2,856
MDI Fund	(d)	—	4,646	(881)	—	—	—	—	3,765
TM2	(e)	1,144	7,226	(506)	—	(7,864)	—	—	—
PEA	(f)	—	9,138	—	—	—	—	—	9,138
Total		$3,700	$38,070	$(3,665)	$(2,372)	$(7,864)	$250	$(31)	$28,088

		December 31, 2020
				Income (loss)			Reclassification	Dilution loss
		January 1,		on	Reclassification	Impairment	to equity method	due to investee	December 31,
		2020	Addition	investment	to subsidiaries	losses	investee	share issuance	2020
TM2	(e)	$1,227	$—	$(83)	$—	$—	$—	$—	$1,144
Intelligenta	(g)	$9,800	$—	$—	$—	$(9,800)	$—	$—	$—
Glory	(h)	6,854	—	(4)	—	(6,850)	—	—	—
Solectrac	(a)	—	2,600	(44)	—	—	—	—	2,556
Total		$17,881	$2,600	$(131)	$—	$(16,650)	$—	$—	$3,700